Redeemable Convertible Preferred Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2017 CNY (¥) shares	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2017 shares	Mar. 28, 2018 shares	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Redeemable Convertible Preferred Shares
Cash consideration from issuance of redeemable convertible preferred shares					$ 269,443	¥ 1,840,295
Accretion to redemption value of redeemable convertible preferred shares					$ 140,982	962,905
Dividends declared | ¥						¥ 0			¥ 0	¥ 0
Redemption threshold period within which company to complete a qualified IPO					36 months	36 months
Redemption threshold period in which the relevant transactions not completed in reorganization					12 months	12 months
Redemption, notice period in which the reorganization breach remains un-remedied					30 days	30 days
Percentage of interest on adjusted issue price					10.00%	10.00%
Conversion if IPO occurs within 18 months
Redeemable Convertible Preferred Shares
Shares issued under automatic conversion | ¥						¥ 6,500,000
Period of occurrence of IPO following the closing date					18 months	18 months
Conversion if IPO occurs between 18 to 27 months
Redeemable Convertible Preferred Shares
Shares issued under automatic conversion | ¥						¥ 7,000,000
Conversion if IPO occurs between 18 to 27 months | Minimum
Redeemable Convertible Preferred Shares
Period of occurrence of IPO following the closing date					18 months	18 months
Conversion if IPO occurs between 18 to 27 months | Maximum
Redeemable Convertible Preferred Shares
Period of occurrence of IPO following the closing date					27 months	27 months
Conversion if IPO occurs after 27 months
Redeemable Convertible Preferred Shares
Shares issued under automatic conversion | ¥						¥ 7,500,000
Period of occurrence of IPO following the closing date					27 months	27 months
Series A redeemable convertible preferred shares
Redeemable Convertible Preferred Shares
Shares issued (in shares)							1,890,686,563
Shares repurchased (in shares)			341,256,445	341,256,445
Cash consideration for shares repurchased | $			$ 46,850
Series A-1 redeemable convertible preferred shares
Redeemable Convertible Preferred Shares
Shares issued (in shares)			1,840,535,677	1,840,535,677			35,757,200
Cash consideration from issuance of redeemable convertible preferred shares			$ 269,478	¥ 1,840,536
Series A1 redeemable convertible preferred shares
Redeemable Convertible Preferred Shares
Shares issued (in shares)			1,840,535,677	1,840,535,677
Cash consideration from issuance of redeemable convertible preferred shares			$ 269,478	¥ 1,840,536
Accretion to redemption value of redeemable convertible preferred shares	$ 29,869	¥ 204,007	$ 111,112	¥ 758,898
Class B ordinary shares | Mr. Zhang, Founder
Redeemable Convertible Preferred Shares
Number of shares transferred	142,642,550	142,642,550
Cash consideration from shares transferred	$ 23,869	¥ 163,023
Class A ordinary shares
Redeemable Convertible Preferred Shares
Shares repurchased (in shares)			94,897,359	94,897,359
Cash consideration for shares repurchased | $			$ 13,028
Shares issued for each shares converted						1		1